OTHER LIABILITIES - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [Abstract]
OTHER LIABILITIES - NON CURRENT AND CURRENT	OTHER LIABILITIES – NON CURRENT AND CURRENT

	As of December 31,
	2021	2020

(i) Other liabilities - Non current

Post-employment benefits	390,942	432,648
Other employee benefits	74,787	52,647
Asset retirement obligation (note 18) (1)	32,098	41,673
Other	9,059	24,888

Other liabilities – Non-current	506,886	551,856
(1) The asset in connection with this liability is included in Property, plant and equipment.

Post-employment benefits
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2021	2020

Present value of unfunded obligations	390,942	432,648

Liability in the statement of financial position	390,942	432,648
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2021	2020

Current service cost	13,624	9,954
Interest cost	29,663	26,139

Total included in labor costs	43,287	36,093
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2021	2020

At the beginning of the year	432,648	405,935
Transfers, new participants and funding of the plan	1,255	(2)
Total expense	43,287	36,093
Remeasurements	(46,777)	36,907
Effect of changes in demographic assumptions	710	(545)
Effect of changes in financial assumptions	(82,243)	30,830
Effect of experience adjustments	34,756	6,622
Translation differences	(11,720)	(21,722)
Contributions paid	(27,751)	(24,563)
At the end of the year	390,942	432,648
20.    OTHER LIABILITIES – NON CURRENT AND CURRENT (continued)
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2021	2020

Discount rate	8.00%	6.50%
Compensation growth rate	6.00% - 7.00%	6.00% - 7.00%

	Year ended December 31,
Argentina	2021	2020

Discount rate	6.00% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-8.8%	10.5%
Compensation growth rate	1.00%	2.5%	-1.9%
Pension growth rate	1.00%	-1.1%	1.3%
Life expectancy	1 year	-2.6%	2.7%
The estimated future payments for the next five years will be between $27.9 million and $37.6 million per year.

	As of December 31,
	2021	2020

(ii) Other liabilities - Current
Payroll and social security payable	161,303	113,117
VAT liabilities	107,453	70,226
Other tax liabilities	53,378	41,738
Termination benefits	787	400
Related Parties (Note 25)	28	2,004
Asset retirement obligation (Note 18)	3,610	4,515
Others	18,564	17,836

Other liabilities – Current	345,123	249,836